GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
GOODWILL AND PURCHASED INTANGIBLE ASSETS
Weighted average amortization period of purchased intangible assets							6 years
Amortization expense	$ 3,668	$ 4,039	$ 4,074	$ 4,257	$ 4,312	$ 2,038	$ 14,828	$ 14,681	$ 6,846	$ 6,432
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount			85,517				85,705	85,517	43,018	38,401
Amortized intangible assets, Accumulated Amortization			(31,378)				(46,331)	(31,378)	(16,723)	(9,783)
Total intangible assets, Net Carrying Amount			54,139				39,374	54,139	26,295	28,618
Expected amortization for purchased intangibles for each of the next five years
2013							12,246
2014							9,330
2015							6,495
2016							3,802
2017							1,962
Thereafter							5,539
Total expected amortization for purchased intangibles							39,374
Contract and program intangibles
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount			70,159				71,145	70,159	38,560	35,614
Amortized intangible assets, Accumulated Amortization			(27,921)				(40,785)	(27,921)	(15,170)	(8,875)
Total intangible assets, Net Carrying Amount			42,238				30,360	42,238	23,390	26,739
In-process research & development
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount			798					798	1,671
Total intangible assets, Net Carrying Amount			798					798	1,671
Other purchased intangibles
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount			14,560				14,560	14,560	2,787	2,787
Amortized intangible assets, Accumulated Amortization			(3,457)				(5,546)	(3,457)	(1,553)	(908)
Total intangible assets, Net Carrying Amount			11,103				9,014	11,103	1,234	1,879
Transportation Systems
Expected amortization for purchased intangibles for each of the next five years
2013							1,671
2014							1,671
2015							1,476
2016							1,380
2017							1,380
Thereafter							2,415
Total expected amortization for purchased intangibles							9,993
Defense Systems
Expected amortization for purchased intangibles for each of the next five years
2013							1,019
2014							593
2015							209
2016							66
Total expected amortization for purchased intangibles							1,887
Mission Support Services
Expected amortization for purchased intangibles for each of the next five years
2013							9,556
2014							7,066
2015							4,810
2016							2,356
2017							582
Thereafter							3,124
Total expected amortization for purchased intangibles							$ 27,494